Significant Accounting Policies - Account Receivable Concentration of Credit Risk (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)
Concentration Risk [Line Items]
Accounts receivable	¥ 32,867	¥ 19,707	$ 5,052
Customer Concentration Risk
Concentration Risk [Line Items]
Accounts receivable	¥ 18,782	¥ 6,658
Customer Concentration Risk | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk, percentage	57.10%	24.70%
Customer Concentration Risk | Company A
Concentration Risk [Line Items]
Accounts receivable	¥ 18,782	¥ 6,658
Customer Concentration Risk | Company A | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk, percentage	57.10%	24.70%